Interest Expense	12 Months Ended
Dec. 31, 2017
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Interest Expense
10	INTEREST EXPENSE

	2017	2016	2015
	RMB	RMB	RMB
Interest on
Bank loans	1,569	891	1,259
Other loans	17,394	19,910	19,892
Accretion expense (Note 31)	5,453	5,126	5,950
Less: Amounts capitalized	(2,008)	(2,579)	(2,773)

	22,408	23,348	24,328

Amounts capitalized are borrowing costs that are attributable to the construction of a qualifying asset. The average interest rate used to capitalize such general borrowing cost was 4.28% per annum for the year ended December 31, 2017 (2016: 4.28% per annum, 2015: 4.28%-5.76 % per annum).